Non-current receivables - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) suezmax_tanker_vessel_type	Jun. 21, 2022 USD ($)	Jun. 07, 2022	Jan. 26, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Jan. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of financial assets [line items]
Number of vessels financed for long term charter parties | suezmax_tanker_vessel_type	4
Other non-current receivables	$ 13,855,000				$ 14,426,000
Interest rate swaps | Suezmaxes Cedar and Cypress
Disclosure of financial assets [line items]
Notional amount	71,150,000
TI Africa Ltd
Disclosure of financial assets [line items]
Percentage of voting equity interests acquired			50.00%
Financial guarantee contracts
Disclosure of financial assets [line items]
Other non-current receivables							$ 12,300,000
Secured vessels Revolving loan due 2026
Disclosure of financial assets [line items]
Notional amount	713,000,000.0							$ 713,000,000	$ 713,000,000
Secured vessels Revolving loan due 2026 | Interest rate swaps
Disclosure of financial assets [line items]
Notional amount	223,667,000							$ 713,000,000
Secured vessels loan due 2028
Disclosure of financial assets [line items]
Notional amount	73,450,000					$ 73,450,000
Secured vessels loan due 2028 | Interest rate swaps
Disclosure of financial assets [line items]
Notional amount	71,155,000			$ 73,450,000
Secured vessels loan due 2028 | Interest rate swaps | Suezmaxes Cedar and Cypress
Disclosure of financial assets [line items]
Notional amount				$ 73,450,000		$ 73,450,000
Secured FSO loan due 2030
Disclosure of financial assets [line items]
Notional amount	$ 150,000,000	$ 150,000,000
Secured FSO loan due 2030 | Interest rate swaps | FSO Asia and Africa
Disclosure of financial assets [line items]
Notional amount		$ 150,000,000